Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Outsourcing Services [Member]
Commitments [Line Items]
Agreement term (in years)	5 years
Other Services [Member]
Commitments [Line Items]
Agreement term (in years)	3 years
Long-Term Software/Meter Agreement [Member] | Trilliant Agreement [Member]
Commitments [Line Items]
Long term purchase agreement renewal term (in years)	5 years